JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 17, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
funds listed in Appendix A (each, a “Fund” and together, the “Funds”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 305 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 306 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to incorporate changes to each Fund’s main investment strategies to reflect each Fund’s ability to invest up to 10% of its total assets in securities rated below investment grade.
The Trust hereby requests in reliance upon ADI 2018-06, Requests for Selective Review, that the Amendment receive selective review from the Commission and its Staff due to the fact that the disclosure set forth herein is substantially similar to the disclosure concerning the Trust that has previously been filed in the Trust’s Post-Effective Amendment No. 296. Accordingly, we request that your review be done solely in the context of the disclosure relating to each Fund’s ability to invest up to 10% of its total assets in securities rated below investment grade. Selective review would serve to expedite the review process for the Trust as well as use the Staff’s time more effectively. We do not believe that the other changes made in the Amendment would render it ineligible to be filed pursuant to Rule 485(b) under the Securities Act.
Please contact the undersigned at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary

APPENDIX A
JPMorgan Municipal Income Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund